JPMorgan Strategic Income Opportunities Fund
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 42.2%
Aerospace & Defense — 0.0% ^
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	236	237
7.25%, 7/1/2031 (a)	550	567
ICITII 6.00%, 1/31/2033 ‡ (a)	397	318
		1,122
Automobile Components — 0.3%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	1,070	1,094
8.25%, 4/15/2031 (a)	1,450	1,480
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	1,870	1,839
5.88%, 6/1/2029 (a)	1,025	1,029
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	980	975
6.88%, 7/1/2028	870	863
Clarios Global LP
6.25%, 5/15/2026 (a)	1,465	1,465
6.75%, 2/15/2030 (a)	2,935	2,989
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (b)	10,325	10,828
5.63% (Cash), 5/15/2027 (a) (b)	4,652	3,937
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	855	819
5.25%, 4/30/2031	1,545	1,443
		28,761
Automobiles — 3.1%
BMW US Capital LLC (Germany)
(SOFRINDX + 0.62%), 4.94%, 8/11/2025 (a) (c)	15,362	15,371
(SOFRINDX + 0.55%), 4.91%, 4/2/2026 (a) (c)	23,852	23,857
(SOFRINDX + 0.80%), 5.12%, 8/13/2026 (a) (c)	21,910	21,986
(SOFRINDX + 0.78%), 5.15%, 3/19/2027 (a) (c)	18,510	18,510
(SOFRINDX + 0.92%), 5.24%, 8/13/2027 (a) (c)	23,581	23,602
Hyundai Capital America (SOFR + 1.32%), 5.64%, 11/3/2025 (a) (c)	13,250	13,282
Mercedes-Benz Finance North America LLC (Germany)
(SOFR + 0.57%), 4.85%, 8/1/2025 (a) (c)	37,782	37,790
(SOFR + 0.67%), 4.96%, 1/9/2026 (a) (c)	31,645	31,658
(SOFR + 0.63%), 4.91%, 7/31/2026 (a) (c)	44,900	44,923
(SOFR + 0.78%), 5.12%, 4/1/2027 (a) (c)	27,690	27,660
(SOFR + 0.85%), 5.19%, 11/15/2027 (a) (c)	23,000	23,006
(SOFR + 0.93%), 5.27%, 3/31/2028 (a) (c)	9,230	9,218
Volkswagen Group of America Finance LLC (Germany)
(SOFR + 0.83%), 5.20%, 3/20/2026 (a) (c)	22,056	22,087
(SOFR + 1.06%), 5.40%, 8/14/2026 (a) (c)	13,760	13,805
		326,755

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — 16.9%
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.75%), 5.11%, 7/3/2025 (a) (c)	33,000	33,015
(SOFR + 0.64%), 5.00%, 10/3/2025 (a) (c)	9,130	9,141
(SOFR + 0.47%), 4.82%, 12/16/2026 (a) (c)	18,400	18,425
(SOFR + 0.81%), 5.09%, 1/18/2027 (a) (c)	22,500	22,663
(SOFR + 0.68%), 5.03%, 7/16/2027 (a) (c)	13,650	13,684
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.02%), 5.32%, 9/15/2026 (c)	7,174	7,176
(SOFR + 0.97%), 5.32%, 7/22/2027 (c)	6,740	6,758
(SOFR + 1.05%), 5.37%, 2/4/2028 (c)	27,411	27,634
Bank of America NA
(SOFR + 0.78%), 5.10%, 8/18/2025 (c)	23,423	23,436
(SOFR + 1.02%), 5.34%, 8/18/2026 (c)	21,950	22,080
Bank of Montreal (Canada)
(SOFRINDX + 1.06%), 5.43%, 6/7/2025 (c)	21,540	21,542
(SOFRINDX + 0.95%), 5.29%, 9/25/2025 (c)	21,505	21,549
(SOFRINDX + 1.33%), 5.71%, 6/5/2026 (c)	17,500	17,660
(SOFRINDX + 0.76%), 5.12%, 6/4/2027 (c)	13,430	13,443
(SOFRINDX + 0.88%), 5.23%, 9/10/2027 (c)	18,210	18,251
Bank of Nova Scotia (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.90%, 6/4/2025 (c) (d) (e) (f)	37,978	37,953
(SOFRINDX + 1.09%), 5.46%, 6/12/2025 (c)	28,440	28,449
(SOFRINDX + 0.55%), 4.90%, 3/2/2026 (c)	4,642	4,646
(SOFRINDX + 0.78%), 5.14%, 6/4/2027 (c)	9,100	9,113
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 1.22%), 5.58%, 10/2/2026 (c)	13,200	13,282
(SOFR + 0.94%), 5.30%, 6/28/2027 (c)	9,090	9,115
(SOFRINDX + 0.93%), 5.28%, 9/11/2027 (c)	18,340	18,372
(SOFR + 0.72%), 5.05%, 1/13/2028 (c)	9,170	9,157
Citibank NA
(SOFR + 0.81%), 5.15%, 9/29/2025 (c)	5,970	5,977
(SOFRINDX + 0.59%), 4.94%, 4/30/2026 (c)	32,190	32,266
(SOFR + 0.71%), 5.03%, 8/6/2026 (c)	18,200	18,228
(SOFRINDX + 1.06%), 5.42%, 12/4/2026 (c)	2,390	2,403
(SOFR + 0.78%), 5.11%, 5/29/2027 (c)	18,320	18,328
(SOFR + 0.71%), 5.03%, 11/19/2027 (c)	27,500	27,472
Citigroup, Inc.
5.50%, 9/13/2025	23,000	23,042
(3-MONTH CME TERM SOFR + 1.51%), 5.81%, 7/1/2026 (c)	17,800	17,821
(SOFR + 1.14%), 5.49%, 5/7/2028 (c)	18,330	18,370
Commonwealth Bank of Australia (Australia)
(SOFR + 0.63%), 5.00%, 9/12/2025 (a) (c)	17,570	17,586
(SOFR + 0.75%), 5.12%, 3/13/2026 (a) (c)	9,250	9,279
(SOFR + 0.46%), 4.72%, 11/27/2026 (a) (c)	6,140	6,148
(SOFR + 0.64%), 5.01%, 3/14/2028 (a) (c)	9,200	9,228
Cooperatieve Rabobank UA (Netherlands)
(SOFRINDX + 0.70%), 4.98%, 7/18/2025 (c)	10,000	10,006

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFRINDX + 0.62%), 4.88%, 8/28/2026 (c)	19,000	19,061
(SOFRINDX + 0.71%), 5.09%, 3/5/2027 (c)	30,000	30,108
(SOFR + 0.59%), 4.85%, 5/27/2027 (c)	22,900	22,922
(SOFR + 0.60%), 4.88%, 1/21/2028 (c)	14,700	14,680
Corestates Capital III (3-MONTH CME TERM SOFR + 0.83%), 5.16%, 2/15/2027 (a) (c)	3,439	3,438
Credit Agricole SA (France)
(SOFR + 1.29%), 5.63%, 7/5/2026 (a) (c)	13,125	13,200
(SOFR + 0.87%), 5.22%, 3/11/2027 (a) (c)	22,360	22,387
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.13%), 7.00%, 6/26/2025 (c) (d) (e) (f) (g)	24,280	24,312
DBS Group Holdings Ltd. (Singapore) (SOFR + 0.61%), 4.91%, 9/12/2025 (a) (c)	17,570	17,573
HSBC Holdings plc (United Kingdom)
(SOFR + 1.93%), 2.10%, 6/4/2026 (c)	4,600	4,599
(3-MONTH CME TERM SOFR + 1.64%), 5.94%, 9/12/2026 (c)	5,966	5,987
HSBC USA, Inc.
(SOFR + 0.96%), 5.32%, 3/4/2027 (c)	31,192	31,340
(SOFR + 0.97%), 5.32%, 6/3/2028 (c)	22,900	22,927
ING Groep NV (Netherlands) (SOFRINDX + 1.01%), 5.30%, 4/1/2027 (c)	3,185	3,192
Morgan Stanley Bank NA
(SOFR + 0.78%), 5.13%, 7/16/2025 (c)	21,040	21,045
(SOFR + 1.17%), 5.51%, 10/30/2026 (c)	17,700	17,833
(SOFR + 0.69%), 5.02%, 10/15/2027 (c)	22,850	22,854
(SOFR + 1.08%), 5.43%, 1/14/2028 (c)	21,535	21,633
(SOFR + 0.87%), 5.20%, 5/26/2028 (c)	4,760	4,765
National Australia Bank Ltd. (Australia)
(SOFR + 0.86%), 5.21%, 6/9/2025 (a) (c)	525	525
(SOFR + 0.55%), 4.88%, 1/29/2026 (a) (c)	2,200	2,204
(SOFR + 0.65%), 4.98%, 1/12/2027 (a) (c)	3,275	3,289
(SOFR + 0.62%), 4.97%, 6/11/2027 (a) (c)	13,630	13,673
(SOFR + 0.60%), 4.93%, 10/26/2027 (a) (c)	18,320	18,347
National Bank of Canada (Canada) (SOFRINDX + 0.90%), 5.24%, 3/25/2027 (c)	18,050	18,060
National Securities Clearing Corp. (SOFR + 0.57%), 4.89%, 5/20/2027 (a) (c)	41,310	41,374
NatWest Markets plc (United Kingdom)
(SOFR + 0.76%), 5.10%, 9/29/2026 (a) (c)	9,170	9,200
(SOFR + 0.90%), 5.22%, 5/17/2027 (a) (c)	9,100	9,136
Nordea Bank Abp (Finland)
(SOFR + 0.96%), 5.34%, 6/6/2025 (a) (c)	19,270	19,272
(SOFR + 0.74%), 5.11%, 3/19/2027 (a) (c)	18,360	18,440
PNC Bank NA (SOFR + 0.50%), 4.83%, 1/15/2027 (c)	27,500	27,506
Regions Financial Corp. Series D, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 5.75%, 6/16/2025 (c) (e) (f)	1,085	1,084
Royal Bank of Canada (Canada)
(SOFRINDX + 1.08%), 5.41%, 1/12/2026 (c)	20,190	20,279
(SOFRINDX + 0.57%), 4.90%, 4/27/2026 (c)	29,911	29,939
(SOFRINDX + 1.08%), 5.36%, 7/20/2026 (c)	36,740	37,002
(SOFRINDX + 0.46%), 4.78%, 8/3/2026 (c)	18,400	18,407
(SOFRINDX + 0.59%), 4.93%, 11/2/2026 (c)	13,720	13,743

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFRINDX + 0.95%), 5.23%, 1/19/2027 (c)	11,300	11,381
(SOFRINDX + 0.79%), 5.14%, 7/23/2027 (c)	25,360	25,397
(SOFRINDX + 0.72%), 5.00%, 10/18/2027 (c)	9,150	9,155
(SOFRINDX + 0.82%), 5.18%, 3/27/2028 (c)	9,220	9,217
Skandinaviska Enskilda Banken AB (Sweden) (SOFR + 0.89%), 5.27%, 3/5/2027 (a) (c)	8,960	9,017
Societe Generale SA (France) (SOFR + 1.10%), 5.42%, 2/19/2027 (a) (c)	13,750	13,739
Sumitomo Mitsui Financial Group, Inc. (Japan)
(SOFR + 1.43%), 5.71%, 1/13/2026 (c)	26,350	26,528
(SOFR + 1.30%), 5.58%, 7/13/2026 (c)	17,550	17,692
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 1.12%), 5.42%, 3/9/2026 (a) (c)	17,650	17,745
(SOFR + 1.15%), 5.45%, 9/14/2026 (a) (c)	10,540	10,617
(SOFR + 0.98%), 5.28%, 9/10/2027 (a) (c)	9,100	9,167
Svenska Handelsbanken AB (Sweden)
(SOFR + 1.25%), 5.60%, 6/15/2026 (a) (c)	13,125	13,242
(SOFR + 0.66%), 4.92%, 5/28/2027 (a) (c)	6,370	6,391
Swedbank AB (Sweden) (SOFRINDX + 1.38%), 5.73%, 6/15/2026 (a) (c)	17,500	17,681
Toronto-Dominion Bank (The) (Canada)
(SOFR + 1.02%), 5.39%, 6/6/2025 (c)	23,574	23,578
(SOFR + 0.48%), 4.84%, 10/10/2025 (c)	45,360	45,391
(SOFR + 1.08%), 5.43%, 7/17/2026 (c)	24,160	24,309
(SOFR + 0.62%), 4.97%, 12/17/2026 (c)	22,900	22,917
(SOFR + 0.73%), 5.07%, 4/5/2027 (c)	22,620	22,652
(SOFR + 0.82%), 5.17%, 1/31/2028 (c)	18,400	18,419
(SOFR + 0.91%), 5.26%, 6/2/2028 (c)	18,320	18,325
US Bank NA (SOFR + 0.69%), 4.97%, 10/22/2027 (c)	18,300	18,290
Wells Fargo & Co.
Series U, 5.87%, 6/16/2025 (e) (f) (h) (i)	3,843	3,843
(SOFR + 0.78%), 5.13%, 1/24/2028 (c)	23,000	22,909
Wells Fargo Bank NA
(SOFR + 0.80%), 5.15%, 8/1/2025 (c)	9,100	9,104
(SOFR + 1.06%), 5.40%, 8/7/2026 (c)	17,560	17,694
(SOFR + 1.07%), 5.42%, 12/11/2026 (c)	13,883	13,976
Westpac Banking Corp. (Australia)
(SOFR + 0.55%), 4.88%, 1/29/2026 (a) (c)	13,400	13,407
(SOFR + 0.42%), 4.77%, 4/16/2026 (c)	18,160	18,173
(SOFR + 0.46%), 4.74%, 10/20/2026 (c)	23,000	23,012
		1,761,002
Beverages — 0.8%
Keurig Dr Pepper, Inc.
(SOFR + 0.58%), 4.90%, 11/15/2026 (c)	27,908	27,950
(SOFRINDX + 0.88%), 5.23%, 3/15/2027 (c)	35,350	35,499
Pepsico Singapore Financing I Pte. Ltd. (SOFRINDX + 0.56%), 4.90%, 2/16/2027 (c)	22,350	22,351
PepsiCo, Inc. (SOFRINDX + 0.40%), 4.72%, 2/13/2026 (c)	500	500
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	645	646
		86,946

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — 0.0% ^
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	1,125	852
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	1,000	951
		1,803
Broadline Retail — 0.0% ^
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (b)	2,696	2,317
9.75%, 10/1/2027 (a)	307	307
Wayfair LLC
7.25%, 10/31/2029 (a)	370	360
7.75%, 9/15/2030 (a)	690	676
		3,660
Building Products — 0.2%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	860	780
6.38%, 6/15/2032 (a)	1,195	1,206
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	2,240	2,263
6.75%, 7/15/2031 (a)	1,180	1,207
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	900	786
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	960	955
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	945	952
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	480	443
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	2,230	2,266
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	1,580	1,623
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	2,750	2,700
3.38%, 1/15/2031 (a)	1,075	951
		16,132
Capital Markets — 3.1%
Charles Schwab Corp. (The) Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.38%, 6/1/2025 (c) (e) (f)	128,544	128,544
Goldman Sachs Bank USA
(SOFR + 0.77%), 5.12%, 3/18/2027 (c)	22,950	22,964
(SOFR + 0.75%), 5.09%, 5/21/2027 (c)	36,533	36,552
Goldman Sachs Group, Inc. (The)
(SOFR + 1.07%), 5.38%, 8/10/2026 (c)	29,933	29,970
(3-MONTH CME TERM SOFR + 2.01%), 6.29%, 10/28/2027 (c)	15,324	15,583
(SOFR + 1.29%), 5.64%, 4/23/2028 (c)	13,750	13,834
Macquarie Bank Ltd. (Australia)
(SOFR + 1.24%), 5.59%, 6/15/2026 (a) (c)	11,056	11,131
(SOFR + 1.20%), 5.57%, 12/7/2026 (a) (c)	8,900	8,976
(SOFR + 0.92%), 5.28%, 7/2/2027 (a) (c)	9,100	9,160
State Street Bank & Trust Co. (SOFR + 0.46%), 4.72%, 11/25/2026 (c)	12,420	12,422
State Street Corp.
(SOFR + 0.85%), 5.17%, 8/3/2026 (c)	18,097	18,172

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 0.95%), 5.30%, 4/24/2028 (c)	3,161	3,177
UBS AG (Switzerland) (SOFR + 0.93%), 5.28%, 9/11/2025 (c)	17,570	17,602
		328,087
Chemicals — 0.1%
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	1,230	1,217
Chemours Co. (The) 5.75%, 11/15/2028 (a)	2,515	2,252
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,035	994
INEOS Finance plc (Luxembourg) 7.50%, 4/15/2029 (a)	1,990	1,955
NOVA Chemicals Corp. (Canada) 8.50%, 11/15/2028 (a)	2,095	2,207
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	500	498
4.50%, 10/15/2029	1,135	1,079
4.00%, 4/1/2031	2,450	2,200
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	1,465	1,444
5.63%, 8/15/2029 (a)	1,045	921
		14,767
Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,045	923
ADT Security Corp. (The) 4.13%, 8/1/2029 (a)	1,035	987
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	1,060	1,012
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	990	979
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	725	671
CoreCivic, Inc. 8.25%, 4/15/2029	1,015	1,073
Garda World Security Corp. (Canada)
6.00%, 6/1/2029 (a)	1,150	1,094
8.25%, 8/1/2032 (a)	710	707
GEO Group, Inc. (The) 8.63%, 4/15/2029	560	591
GFL Environmental, Inc. 6.75%, 1/15/2031 (a)	2,170	2,251
Madison IAQ LLC
4.13%, 6/30/2028 (a)	1,715	1,651
5.88%, 6/30/2029 (a)	1,035	1,001
Prime Security Services Borrower LLC 3.38%, 8/31/2027 (a)	1,340	1,286
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	1,000	995
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	3,270	3,373
		18,594
Communications Equipment — 0.0% ^
CommScope LLC
8.25%, 3/1/2027 (a)	1,170	1,167
4.75%, 9/1/2029 (a)	1,170	1,120
9.50%, 12/15/2031 (a)	900	935
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	875	846
		4,068

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction & Engineering — 0.0% ^
Global Infrastructure Solutions, Inc. 7.50%, 4/15/2032 (a)	975	973
Pike Corp. 5.50%, 9/1/2028 (a)	885	878
		1,851
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	900	942
Consumer Finance — 7.5%
American Express Co.
(SOFR + 0.76%), 5.08%, 2/13/2026 (c)	2,647	2,652
(SOFRINDX + 1.35%), 5.70%, 10/30/2026 (c)	43,375	43,558
(SOFR + 0.75%), 5.10%, 4/23/2027 (c)	34,560	34,646
(SOFRINDX + 1.00%), 5.34%, 2/16/2028 (c)	22,880	22,995
American Honda Finance Corp.
(SOFR + 0.45%), 4.82%, 6/13/2025 (c)	27,300	27,302
(SOFR + 0.60%), 4.94%, 8/14/2025 (c)	12,010	12,018
(SOFR + 0.50%), 4.86%, 10/10/2025 (c)	20,448	20,459
(SOFR + 0.71%), 5.07%, 1/9/2026 (c)	13,273	13,291
(SOFR + 0.50%), 4.83%, 1/12/2026 (c)	16,625	16,626
(SOFR + 0.55%), 4.87%, 5/11/2026 (c)	32,905	32,882
Series A, (SOFR + 0.65%), 4.99%, 5/20/2026 (c)	21,980	21,995
(SOFR + 0.55%), 4.89%, 5/21/2026 (c)	22,950	22,960
(SOFRINDX + 0.72%), 5.06%, 10/5/2026 (c)	18,210	18,240
(SOFR + 0.62%), 4.99%, 12/11/2026 (c)	17,390	17,388
(SOFR + 0.77%), 5.14%, 3/12/2027 (c)	13,450	13,460
(SOFR + 0.71%), 5.07%, 7/9/2027 (c)	13,650	13,651
(SOFR + 0.72%), 5.00%, 10/22/2027 (c)	13,750	13,736
(SOFR + 0.82%), 5.20%, 3/3/2028 (c)	13,800	13,800
Caterpillar Financial Services Corp.
(SOFR + 0.52%), 4.89%, 6/13/2025 (c)	19,399	19,402
(SOFR + 0.46%), 4.77%, 8/11/2025 (c)	14,700	14,706
(SOFR + 0.46%), 4.72%, 2/27/2026 (c)	22,810	22,791
(SOFR + 0.69%), 5.04%, 10/16/2026 (c)	27,300	27,410
(SOFR + 0.38%), 4.72%, 1/7/2027 (c)	18,330	18,304
(SOFR + 0.52%), 4.86%, 5/14/2027 (c)	22,659	22,677
(SOFR + 0.56%), 4.90%, 11/15/2027 (c)	23,000	22,979
(SOFR + 0.52%), 4.88%, 3/3/2028 (c)	13,800	13,754
Ford Motor Credit Co. LLC
4.69%, 6/9/2025	4,775	4,774
5.13%, 6/16/2025	23,581	23,580
4.13%, 8/4/2025	1,300	1,297
3.82%, 11/2/2027	2,695	2,573
2.90%, 2/16/2028	1,000	925
John Deere Capital Corp.
(SOFR + 0.57%), 4.88%, 3/3/2026 (c)	13,361	13,384
(SOFR + 0.79%), 5.09%, 6/8/2026 (c)	16,624	16,714
(SOFR + 0.60%), 4.88%, 4/19/2027 (c)	11,089	11,109
(SOFR + 0.60%), 4.90%, 6/11/2027 (c)	13,966	14,001

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
(SOFR + 0.68%), 4.96%, 7/15/2027 (c)	22,310	22,369
(SOFR + 0.50%), 4.88%, 3/6/2028 (c)	18,400	18,360
OneMain Finance Corp. 6.63%, 1/15/2028	2,245	2,287
Toyota Motor Credit Corp.
(SOFR + 0.65%), 5.00%, 9/11/2025 (c)	2,556	2,558
(SOFR + 0.65%), 4.99%, 1/5/2026 (c)	20,535	20,569
(SOFRINDX + 0.89%), 5.21%, 5/18/2026 (c)	29,808	29,935
(SOFR + 0.77%), 5.11%, 8/7/2026 (c)	9,827	9,865
(SOFR + 0.47%), 4.81%, 1/8/2027 (c)	18,330	18,279
(SOFR + 0.65%), 5.02%, 3/19/2027 (c)	23,000	23,004
(SOFR + 0.71%), 5.05%, 5/14/2027 (c)	27,500	27,551
		786,816
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc. 5.88%, 2/15/2028 (a)	2,448	2,446
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	2,445	2,435
Rite Aid Corp.
8.00%, 10/18/2024 ‡	367	— (j)
7.50%, 7/1/2025 ‡ (k)	489	— (j)
8.00%, 11/15/2026 ‡ (k)	818	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (c) (k)	137	— (j)
Series A, 15.00%, 8/30/2031 ‡ (k)	395	— (j)
Series B, 15.00%, 8/30/2031 ‡ (k)	186	— (j)
US Foods, Inc. 6.88%, 9/15/2028 (a)	1,070	1,100
Walmart, Inc. (SOFRINDX + 0.43%), 4.76%, 4/28/2027 (c)	41,400	41,505
		47,486
Containers & Packaging — 0.0% ^
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	1,180	1,192
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	895	904
		2,096
Diversified Consumer Services — 0.0% ^
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	655	681
Diversified Telecommunication Services — 0.3%
CCO Holdings LLC
5.13%, 5/1/2027 (a)	540	534
5.00%, 2/1/2028 (a)	4,725	4,634
6.38%, 9/1/2029 (a)	1,785	1,809
4.50%, 8/15/2030 (a)	4,810	4,510
4.25%, 2/1/2031 (a)	7,125	6,526
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	2,865	2,872
5.88%, 11/1/2029	610	617
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	10,290	10,119
Level 3 Financing, Inc. 11.00%, 11/15/2029 (a)	1,420	1,611
Lumen Technologies, Inc.
4.13%, 4/15/2030 (a)	450	437

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
10.00%, 10/15/2032 (a)	450	462
Verizon Communications, Inc. (SOFRINDX + 0.79%), 5.16%, 3/20/2026 (c)	286	287
		34,418
Electric Utilities — 0.9%
Georgia Power Co. (SOFRINDX + 0.28%), 4.64%, 9/15/2026 (c)	32,200	32,192
NextEra Energy Capital Holdings, Inc.
(SOFRINDX + 0.76%), 5.09%, 1/29/2026 (c)	30,170	30,253
(SOFRINDX + 0.80%), 5.12%, 2/4/2028 (c)	23,000	23,036
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	920	859
5.25%, 6/15/2029 (a)	2,245	2,219
Vistra Operations Co. LLC
5.63%, 2/15/2027 (a)	1,615	1,614
5.00%, 7/31/2027 (a)	2,145	2,139
		92,312
Electrical Equipment — 0.0% ^
Sensata Technologies BV 4.00%, 4/15/2029 (a)	2,075	1,948
Electronic Equipment, Instruments & Components — 0.0% ^
Coherent Corp. 5.00%, 12/15/2029 (a)	1,265	1,226
Energy Equipment & Services — 0.0% ^
Archrock Partners LP 6.63%, 9/1/2032 (a)	770	774
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	357	363
		1,137
Entertainment — 0.1%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	780	769
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	3,255	3,294
4.75%, 10/15/2027 (a)	3,690	3,633
		7,696
Financial Services — 1.6%
Block, Inc. 6.50%, 5/15/2032	2,230	2,279
Mastercard, Inc. (SOFRINDX + 0.44%), 4.82%, 3/15/2028 (c)	13,800	13,803
National Rural Utilities Cooperative Finance Corp.
(SOFR + 0.40%), 4.76%, 12/3/2025 (c)	36,600	36,614
(SOFR + 0.58%), 4.93%, 11/22/2026 (c)	36,630	36,646
(SOFR + 0.80%), 5.12%, 2/5/2027 (c)	24,035	24,102
(SOFR + 0.82%), 5.17%, 9/16/2027 (c)	22,800	22,839
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	1,315	1,436
PayPal Holdings, Inc. (SOFR + 0.67%), 5.05%, 3/6/2028 (c)	25,514	25,535
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	760	775
		164,029
Food Products — 0.0% ^
Post Holdings, Inc. 6.25%, 2/15/2032 (a)	1,600	1,627

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — 0.0% ^
AmeriGas Partners LP 9.38%, 6/1/2028 (a)	565	571
Ground Transportation — 0.2%
AerCap Global Aviation Trust (Ireland) (3-MONTH CME TERM SOFR + 4.56%), 6.50%, 6/15/2045 (a) (c)	11,000	11,012
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	875	863
4.75%, 4/1/2028 (a)	1,420	1,360
8.00%, 2/15/2031 (a)	1,915	1,938
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	1,780	1,848
Hertz Corp. (The) 12.63%, 7/15/2029 (a)	2,525	2,571
Hertz Corp. (The), Escrow 5.50%, 10/15/2024 ‡ (k)	1,753	114
XPO, Inc. 7.13%, 2/1/2032 (a)	955	991
		20,697
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	1,885	1,837
Medline Borrower LP
3.88%, 4/1/2029 (a)	2,515	2,370
6.25%, 4/1/2029 (a)	1,085	1,104
5.25%, 10/1/2029 (a)	1,030	1,007
		6,318
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	900	887
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	1,570	1,508
5.25%, 5/15/2030 (a)	3,010	2,711
10.88%, 1/15/2032 (a)	1,800	1,919
DaVita, Inc.
4.63%, 6/1/2030 (a)	1,590	1,486
3.75%, 2/15/2031 (a)	1,510	1,337
Encompass Health Corp. 4.63%, 4/1/2031	1,730	1,650
Global Medical Response, Inc. 9.50% (Blend (Cash 8.75% + PIK 0.75%)), 10/31/2028 (a) (b)	2,098	2,096
HCA, Inc. (SOFR + 0.87%), 5.22%, 3/1/2028 (c)	15,822	15,905
Owens & Minor, Inc. 10.00%, 4/15/2030 (a)	900	940
Radiology Partners, Inc. 7.78% (Blend (Cash 4.28% + PIK 3.50%)), 1/31/2029 (a) (b)	1,215	1,201
Tenet Healthcare Corp. 5.13%, 11/1/2027	6,530	6,489
UnitedHealth Group, Inc. (SOFR + 0.50%), 4.83%, 7/15/2026 (c)	36,855	36,866
		74,995
Health Care Technology — 0.0% ^
IQVIA, Inc.
5.00%, 10/15/2026 (a)	275	274
5.00%, 5/15/2027 (a)	3,935	3,910
		4,184

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75%, 10/15/2027	2,825	2,791
4.50%, 2/15/2029 (a)	2,065	1,994
		4,785
Hotels, Restaurants & Leisure — 0.3%
Acushnet Co. 7.38%, 10/15/2028 (a)	1,025	1,062
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,035	995
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	1,035	967
7.00%, 2/15/2030 (a)	1,125	1,154
6.50%, 2/15/2032 (a)	840	847
Carnival Corp. 6.13%, 2/15/2033 (a)	3,425	3,434
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	1,460	1,462
5.88%, 3/15/2033 (a)	1,840	1,852
MGM Resorts International
6.13%, 9/15/2029	690	693
6.50%, 4/15/2032	1,915	1,911
Royal Caribbean Cruises Ltd. 6.00%, 2/1/2033 (a)	2,825	2,835
Six Flags Entertainment Corp.
7.00%, 7/1/2025 (a)	144	144
5.25%, 7/15/2029	1,090	1,058
6.63%, 5/1/2032 (a)	2,125	2,166
Station Casinos LLC 4.50%, 2/15/2028 (a)	2,030	1,969
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	1,375	1,409
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	1,025	1,000
7.13%, 2/15/2031 (a)	1,580	1,657
		26,615
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	450	374
Newell Brands, Inc.
5.70%, 4/1/2026 (h)	170	171
6.38%, 9/15/2027	2,035	2,039
6.38%, 5/15/2030	615	578
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	1,370	1,290
3.88%, 10/15/2031 (a)	1,005	894
		5,346
Household Products — 0.1%
Central Garden & Pet Co. 4.13%, 10/15/2030	1,770	1,637
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	1,915	1,846
4.38%, 3/31/2029 (a)	1,275	1,198
		4,681

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Industrial Conglomerates — 0.2%
Siemens Funding BV (Netherlands) (SOFR + 0.64%), 4.90%, 5/26/2028 (a) (c)	22,900	22,916
Insurance — 0.3%
Markel Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 6/1/2025 (c) (e) (f)	15,594	15,594
Marsh & McLennan Cos., Inc. (SOFRINDX + 0.70%), 5.04%, 11/8/2027 (c)	4,496	4,500
Metropolitan Life Global Funding I (SOFRINDX + 0.57%), 4.93%, 4/9/2026 (a) (c)	13,900	13,934
		34,028
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (a)	550	557
IT Services — 0.0% ^
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	900	887
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	585	551
		1,438
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	1,025	1,058
Machinery — 0.3%
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	1,015	1,060
9.50%, 1/1/2031 (a)	320	341
Daimler Truck Finance North America LLC (Germany)
(SOFR + 0.96%), 5.25%, 9/25/2027 (a) (c)	9,100	9,104
(SOFR + 0.84%), 5.17%, 1/13/2028 (a) (c)	13,750	13,689
Terex Corp.
5.00%, 5/15/2029 (a)	895	862
6.25%, 10/15/2032 (a)	1,180	1,160
		26,216
Media — 0.4%
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	3,875	3,791
9.00%, 9/15/2028 (a)	2,045	2,142
7.50%, 6/1/2029 (a)	1,050	928
CSC Holdings LLC
6.50%, 2/1/2029 (a)	1,075	858
5.75%, 1/15/2030 (a)	1,595	805
DISH DBS Corp.
5.25%, 12/1/2026 (a)	2,350	2,169
5.75%, 12/1/2028 (a)	1,785	1,511
DISH Network Corp. 11.75%, 11/15/2027 (a)	2,160	2,229
EchoStar Corp.
10.75%, 11/30/2029	895	899
6.75% (PIK), 11/30/2030 (b)	2,235	1,921
Gray Media, Inc.
10.50%, 7/15/2029 (a)	2,185	2,324
4.75%, 10/15/2030 (a)	1,465	1,060
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	2,601	2,152

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
10.88%, 5/1/2030 (a)	900	440
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	405	400
Midcontinent Communications 8.00%, 8/15/2032 (a)	900	931
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	1,705	1,698
4.75%, 11/1/2028 (a)	2,100	2,020
Outfront Media Capital LLC
4.63%, 3/15/2030 (a)	735	690
7.38%, 2/15/2031 (a)	935	987
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	725	725
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	3,240	3,075
5.50%, 7/1/2029 (a)	2,980	2,931
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,135	1,067
Univision Communications, Inc. 8.00%, 8/15/2028 (a)	950	951
		38,704
Metals & Mining — 0.3%
Alumina Pty. Ltd. 6.13%, 3/15/2030 (a)	650	651
Cleveland-Cliffs, Inc.
6.88%, 11/1/2029 (a)	1,285	1,195
6.75%, 4/15/2030 (a)	1,050	942
Glencore Funding LLC (Australia)
(SOFRINDX + 0.75%), 5.09%, 10/1/2026 (a) (c)	13,850	13,859
(SOFRINDX + 1.06%), 5.42%, 4/4/2027 (a) (c)	13,390	13,433
Novelis Corp. 4.75%, 1/30/2030 (a)	1,055	1,003
		31,083
Multi-Utilities — 0.2%
Consolidated Edison Co. of New York, Inc. (SOFRINDX + 0.52%), 4.84%, 11/18/2027 (c)	24,585	24,527
Oil, Gas & Consumable Fuels — 0.9%
Aethon United BR LP 7.50%, 10/1/2029 (a)	600	615
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	1,400	1,399
5.75%, 1/15/2028 (a)	1,020	1,016
Antero Resources Corp. 7.63%, 2/1/2029 (a)	1,025	1,049
Ascent Resources Utica Holdings LLC 5.88%, 6/30/2029 (a)	1,000	996
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (a)	1,030	998
7.38%, 3/15/2032 (a)	655	595
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	960	992
Buckeye Partners LP
4.50%, 3/1/2028 (a)	1,115	1,089
6.75%, 2/1/2030 (a)	670	692
Chevron USA, Inc.
(SOFRINDX + 0.36%), 4.62%, 2/26/2027 (c)	27,600	27,604
(SOFRINDX + 0.47%), 4.73%, 2/26/2028 (c)	18,400	18,415

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	1,455	1,466
8.63%, 11/1/2030 (a)	995	981
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	2,325	2,292
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	1,020	1,053
7.63%, 4/1/2032 (a)	1,540	1,452
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	1,260	1,200
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	1,865	1,913
Expand Energy Corp.
5.50%, 9/15/2026 ‡ (k)	5,690	19
6.75%, 4/15/2029 (a)	2,125	2,150
Genesis Energy LP 7.75%, 2/1/2028	970	978
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	755	776
Hess Midstream Operations LP 6.50%, 6/1/2029 (a)	1,160	1,184
Hilcorp Energy I LP
6.00%, 4/15/2030 (a)	595	564
6.25%, 4/15/2032 (a)	1,040	948
Howard Midstream Energy Partners LLC
8.88%, 7/15/2028 (a)	640	669
7.38%, 7/15/2032 (a)	540	559
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	900	895
Matador Resources Co.
6.50%, 4/15/2032 (a)	805	788
6.25%, 4/15/2033 (a)	445	429
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	1,010	987
NuStar Logistics LP
6.00%, 6/1/2026	845	849
5.63%, 4/28/2027	1,200	1,203
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	1,565	1,593
9.88%, 7/15/2031 (a)	779	851
Range Resources Corp. 8.25%, 1/15/2029	1,760	1,808
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	445	458
SM Energy Co.
6.63%, 1/15/2027	540	541
6.75%, 8/1/2029 (a)	2,065	2,024
Sunoco LP
7.00%, 5/1/2029 (a)	1,080	1,115
4.50%, 5/15/2029	995	953
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	1,705	1,703
6.00%, 12/31/2030 (a)	865	829
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	1,900	1,944

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
9.50%, 2/1/2029 (a)	510	545
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	710	576
		93,755
Passenger Airlines — 0.0% ^
American Airlines, Inc. 5.75%, 4/20/2029 (a)	3,460	3,398
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	900	890
		4,288
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	1,640	1,612
ESC SANCHEZ 8.88%, 3/15/2025 ‡ (k)	3,888	—
		1,612
Pharmaceuticals — 0.8%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	2,860	2,831
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	2,935	2,892
Bristol-Myers Squibb Co. (SOFR + 0.49%), 4.81%, 2/20/2026 (c)	11,968	11,988
GlaxoSmithKline Capital plc (United Kingdom) (SOFR + 0.50%), 4.87%, 3/12/2027 (c)	36,800	36,889
Organon & Co.
4.13%, 4/30/2028 (a)	920	864
5.13%, 4/30/2031 (a)	1,795	1,508
Roche Holdings, Inc. (SOFR + 0.74%), 5.06%, 11/13/2026 (a) (c)	24,806	24,940
		81,912
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.25%, 4/15/2030 (a)	1,320	1,025
Semiconductors & Semiconductor Equipment — 0.1%
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,350	1,408
Entegris, Inc.
4.38%, 4/15/2028 (a)	2,310	2,230
4.75%, 4/15/2029 (a)	830	806
5.95%, 6/15/2030 (a)	895	896
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	1,030	984
Synaptics, Inc. 4.00%, 6/15/2029 (a)	675	627
		6,951
Software — 0.4%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	910	877
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	490	483
5.13%, 4/15/2029 (a)	755	736
Oracle Corp. (SOFR + 0.76%), 5.08%, 8/3/2028 (c)	36,340	36,395
SS&C Technologies, Inc. 6.50%, 6/1/2032 (a)	1,795	1,843
		40,334
Specialized REITs — 0.6%
Iron Mountain, Inc.
5.00%, 7/15/2028 (a)	1,365	1,344
5.25%, 7/15/2030 (a)	1,060	1,034

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — continued
Public Storage Operating Co.
(SOFRINDX + 0.60%), 4.95%, 7/25/2025 (c)	17,603	17,611
(SOFRINDX + 0.70%), 5.05%, 4/16/2027 (c)	41,424	41,419
		61,408
Specialty Retail — 0.3%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	575	560
4.75%, 3/1/2030	855	812
Escrow Rite Aid 0.00%, 12/31/2049 ‡	129	— (j)
Home Depot, Inc. (The) (SOFR + 0.33%), 4.62%, 12/24/2025 (c)	24,167	24,191
PetSmart, Inc. 4.75%, 2/15/2028 (a)	2,510	2,423
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	1,515	1,447
Staples, Inc. 10.75%, 9/1/2029 (a)	2,630	2,381
		31,814
Technology Hardware, Storage & Peripherals — 0.0% ^
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	900	946
Seagate HDD Cayman 8.25%, 12/15/2029	720	767
Xerox Corp. 10.25%, 10/15/2030 (a)	570	586
		2,299
Tobacco — 0.1%
Philip Morris International, Inc. (SOFR + 0.83%), 5.18%, 4/28/2028 (c)	10,000	10,047
Trading Companies & Distributors — 0.1%
Herc Holdings, Inc. 6.63%, 6/15/2029 (a)	635	643
Imola Merger Corp. 4.75%, 5/15/2029 (a)	1,025	982
United Rentals North America, Inc.
5.50%, 5/15/2027	425	425
3.75%, 1/15/2032	2,955	2,653
WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	3,635	3,678
		8,381
Wireless Telecommunication Services — 0.0% ^
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	1,070	383
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	1,000	953
		1,336
Total Corporate Bonds (Cost $4,396,798)		4,409,843
U.S. Treasury Obligations — 5.1%
U.S. Treasury Notes 3.75%, 4/30/2027 (Cost $526,661)	528,000	526,371
Collateralized Mortgage Obligations — 4.6%
Adjustable Rate Mortgage Trust
Series 2005-5, Class 5A1, 5.82%, 9/25/2035 (i)	—	—
Series 2005-10, Class 1A21, 6.08%, 1/25/2036 (i)	349	328
Alternative Loan Trust
Series 2004-5CB, Class 2A1, 5.00%, 5/25/2019	36	36

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	14	14
Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	169	136
Series 2006-J3, Class 2A1, 4.75%, 12/25/2020	153	137
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	14	14
Series 2006-24CB, Class A23, 6.00%, 8/25/2036	—	—
Series 2006-28CB, Class A17, 6.00%, 10/25/2036	—	—
Series 2006-41CB, Class 2A17, 6.00%, 1/25/2037	288	141
Series 2007-5CB, Class 1A31, 5.50%, 4/25/2037	—	—
American Home Mortgage Assets Trust Series 2006-2, Class 2A1, 4.82%, 9/25/2046 (i)	—	—
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (i)	1,100	1,067
Series 2020-1, Class B1, 3.76%, 12/25/2059 (a) (i)	2,907	2,599
Series 2020-3, Class A1, 1.69%, 4/25/2065 (a) (i)	6,919	6,499
Series 2022-2, Class A1, 3.35%, 1/25/2067 (a) (i)	6,972	6,562
Series 2022-3, Class A1, 4.00%, 1/25/2067 (a)	9,200	8,760
Series 2024-1, Class A1, 5.21%, 8/25/2068 (a) (h)	6,228	6,172
Series 2024-9, Class A1, 5.14%, 9/25/2069 (a) (h)	8,857	8,789
AOMT Series 2024-6, Class A1, 4.65%, 11/25/2067 (a) (h)	4,640	4,576
Banc of America Alternative Loan Trust Series 2006-4, Class 2A1, 6.00%, 3/25/2029	212	194
Banc of America Funding Trust
Series 2006-1, Class 2A1, 5.50%, 1/25/2036	157	136
Series 2006-D, Class 5A2, 5.34%, 5/20/2036 (i)	279	239
Banc of America Mortgage Trust Series 2007-3, Class 1A1, 6.00%, 9/25/2037	—	—
Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1, 1.75%, 9/25/2051 (a) (i)	3,987	3,562
Bear Stearns ARM Trust Series 2005-12, Class 22A1, 6.29%, 2/25/2036 (i)	—	—
Bravo Residential Funding Trust Series 2025-NQM3, Class A1, 5.57%, 3/25/2065 (a) (h)	9,721	9,743
BRAVO Residential Funding Trust
Series 2023-NQM1, Class A1, 5.76%, 1/25/2063 (a) (h)	6,555	6,547
Series 2023-NQM1, Class A2, 6.35%, 1/25/2063 (a) (h)	1,727	1,735
Series 2023-NQM5, Class A1, 6.50%, 6/25/2063 (a) (h)	12,142	12,209
Chase Mortgage Finance Trust Series 2005-S1, Class 1A15, 6.00%, 5/25/2035	—	—
CHL Mortgage Pass-Through Trust
Series 2005-21, Class A2, 5.50%, 10/25/2035	243	132
Series 2006-15, Class A1, 6.25%, 10/25/2036	—	—
Series 2006-20, Class 1A36, 5.75%, 2/25/2037	360	155
Series 2007-5, Class A6, 4.79%, 5/25/2037 (i)	—	—
Citigroup Mortgage Loan Trust Series 2014-10, Class 4A1, 4.61%, 2/25/2037 (a) (i)	722	718
COLT Mortgage Loan Trust Series 2023-3, Class A1, 7.18%, 9/25/2068 (a) (h)	7,188	7,285
Connecticut Avenue Securities Trust
Series 2019-R07, Class 1B1, 7.84%, 10/25/2039 (a) (i)	11,680	11,975
Series 2020-R02, Class 2B1, 7.44%, 1/25/2040 (a) (i)	12,052	12,320
Series 2020-R01, Class 1B1, 7.69%, 1/25/2040 (a) (i)	13,867	14,236
Series 2021-R01, Class 1M2, 5.87%, 10/25/2041 (a) (i)	9,516	9,543
Series 2022-R01, Class 1M1, 5.32%, 12/25/2041 (a) (i)	2,075	2,071
Series 2021-R03, Class 1M2, 5.97%, 12/25/2041 (a) (i)	11,309	11,368
Series 2022-R01, Class 1M2, 6.22%, 12/25/2041 (a) (i)	15,000	15,134
Series 2022-R02, Class 2M1, 5.52%, 1/25/2042 (a) (i)	2,247	2,246
Series 2022-R02, Class 2M2, 7.32%, 1/25/2042 (a) (i)	10,400	10,644

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2022-R04, Class 1M2, 7.42%, 3/25/2042 (a) (i)	12,435	12,826
Series 2022-R05, Class 2M1, 6.22%, 4/25/2042 (a) (i)	1,792	1,800
Series 2022-R08, Class 1M1, 6.87%, 7/25/2042 (a) (i)	7,898	8,074
Series 2023-R01, Class 1M1, 6.72%, 12/25/2042 (a) (i)	7,717	7,888
Series 2023-R02, Class 1M1, 6.62%, 1/25/2043 (a) (i)	9,181	9,390
Series 2023-R04, Class 1M1, 6.62%, 5/25/2043 (a) (i)	8,257	8,424
Series 2023-R08, Class 1M1, 5.82%, 10/25/2043 (a) (i)	4,332	4,348
Series 2024-R01, Class 1M1, 5.37%, 1/25/2044 (a) (i)	638	638
Series 2024-R02, Class 1M1, 5.42%, 2/25/2044 (a) (i)	7,665	7,660
Series 2024-R04, Class 1M1, 5.42%, 5/25/2044 (a) (i)	7,179	7,179
Series 2024-R06, Class 1M1, 5.37%, 9/25/2044 (a) (i)	3,132	3,134
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2005-7, Class 3A1, 5.00%, 8/25/2020	7	6
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	—	—
Deephaven Residential Mortgage Trust Series 2021-3, Class A1, 1.19%, 8/25/2066 (a) (i)	11,958	10,447
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1, 4.74%, 3/25/2037 (i)	—	—
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 3.40%, 2/25/2020 (i)	54	52
Series 2005-1, Class 1A1, 4.94%, 2/25/2035 (i)	—	—
EFMT Series 2025-NQM1, Class A1, 5.67%, 1/25/2070 (a) (i)	8,617	8,621
FHLMC STACR REMIC Trust
Series 2021-DNA5, Class M2, 5.97%, 1/25/2034 (a) (i)	1,537	1,543
Series 2021-DNA6, Class M2, 5.82%, 10/25/2041 (a) (i)	14,706	14,767
Series 2021-HQA4, Class M1, 5.27%, 12/25/2041 (a) (i)	16,273	16,253
Series 2022-DNA2, Class M1A, 5.62%, 2/25/2042 (a) (i)	4,826	4,827
Series 2022-HQA1, Class M1A, 6.42%, 3/25/2042 (a) (i)	6,949	6,993
Series 2022-DNA3, Class M1B, 7.22%, 4/25/2042 (a) (i)	9,775	10,070
Series 2022-HQA3, Class M1A, 6.62%, 8/25/2042 (a) (i)	10,093	10,279
Series 2023-DNA1, Class M1A, 6.42%, 3/25/2043 (a) (i)	1,840	1,866
Series 2023-HQA1, Class M1A, 6.32%, 5/25/2043 (a) (i)	2,746	2,774
Series 2024-DNA1, Class M1, 5.67%, 2/25/2044 (a) (i)	2,992	2,996
Series 2024-HQA1, Class M1, 5.57%, 3/25/2044 (a) (i)	12,513	12,532
Series 2024-DNA2, Class M1, 5.52%, 5/25/2044 (a) (i)	16,969	16,987
Series 2025-DNA1, Class M1, 5.37%, 1/25/2045 (a) (i)	8,080	8,060
FNMA, Connecticut Avenue Securities Series 2021-R02, Class 2M2, 6.32%, 11/25/2041 (a) (i)	11,790	11,856
FNMA, REMIC Series 2021-47, Class QI, IO, 2.50%, 10/25/2049	36,012	4,499
GCAT Trust
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059 (a) (i)	2,463	2,388
Series 2020-NQM1, Class A1, 3.25%, 1/25/2060 (a) (h)	2,391	2,338
Series 2022-NQM4, Class A1, 5.27%, 8/25/2067 (a) (h)	2,677	2,663
GSR Mortgage Loan Trust Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	—	—
HarborView Mortgage Loan Trust Series 2007-1, Class 2A1A, 4.70%, 3/19/2037 (i)	—	—
Impac CMB Trust Series 2004-6, Class 1A2, 5.22%, 10/25/2034 (i)	—	—
JPMorgan Seasoned Mortgage Trust Series 2014-1, Class A2, 4.94%, 5/25/2033 (a) (i)	2,104	2,076
Lehman Mortgage Trust Series 2006-4, Class 3A1, 5.00%, 8/25/2021	23	20
MASTR Alternative Loan Trust Series 2005-5, Class 3A1, 5.75%, 8/25/2035	—	—
MFA Trust Series 2023-INV2, Class A1, 6.77%, 10/25/2058 (a) (h)	4,250	4,293
Mill City Mortgage Loan Trust Series 2023-NQM1, Class A1, 6.05%, 10/25/2067 (a) (h)	7,202	7,200

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A1, 6.50%, 3/25/2034 (a)	694	626
Nomura Resecuritization Trust Series 2015-2R, Class 4A1, 4.58%, 12/26/2036 (a) (i)	308	304
NYMT Loan Trust Series 2024-INV1, Class A1, 5.38%, 6/25/2069 (a) (i)	4,988	4,976
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (h)	8,089	8,091
Series 2021-NQM1, Class A1, 1.07%, 2/25/2066 (a) (i)	6,820	5,793
PRPM Trust Series 2024-NQM1, Class A1, 6.27%, 12/25/2068 (a) (h)	2,420	2,436
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018 ‡	7	4
Series 2006-QS18, Class 3A3, 5.75%, 12/25/2036	8	4
Residential Asset Securitization Trust Series 2006-R1, Class A2, 4.84%, 1/25/2046 (i)	—	—
RFMSI Trust
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	—	—
Series 2006-SA4, Class 2A1, 5.55%, 11/25/2036 (i)	380	311
SG Residential Mortgage Trust Series 2022-2, Class A2, 5.35%, 8/25/2062 (a) (i)	4,467	4,448
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, 2.92%, 9/27/2049 (a) (i)	870	856
Series 2022-2, Class A1, 3.16%, 2/25/2067 (a) (i)	3,598	3,411
Series 2022-4, Class A1, 5.19%, 5/25/2067 (a) (h)	10,164	10,164
Towd Point Mortgage Trust Series 2019-HY2, Class A1, 5.44%, 5/25/2058 (a) (i)	3,653	3,742
Verus Securitization Trust
Series 2021-6, Class A1, 1.63%, 10/25/2066 (a) (i)	8,234	7,136
Series 2022-4, Class A1, 4.47%, 4/25/2067 (a) (h)	2,756	2,740
Series 2023-INV1, Class A1, 6.00%, 2/25/2068 (a) (h)	3,579	3,576
Series 2024-7, Class A1, 5.10%, 9/25/2069 (a) (i)	3,677	3,655
Visio Trust Series 2022-1, Class A1, 5.76%, 8/25/2057 (a) (h)	1,239	1,235
Vista Point Securitization Trust Series 2020-2, Class A1, 1.47%, 4/25/2065 (a) (i)	2,064	1,977
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-8, Class 1A8, 5.50%, 10/25/2035	51	47
Total Collateralized Mortgage Obligations (Cost $478,379)		481,321
Mortgage-Backed Securities — 4.4%
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 6.00%, 6/25/2055 (l) (Cost $460,775)	458,000	462,471
Convertible Bonds — 2.9%
Aerospace & Defense — 0.0% ^
MTU Aero Engines AG (Germany) Series MTX, 0.05%, 3/18/2027 (g)	2,800	3,478
Air Freight & Logistics — 0.0% ^
ZTO Express Cayman, Inc. (China) 1.50%, 9/1/2027	1,454	1,444
Automobile Components — 0.0% ^
Pirelli & C SpA (Italy) Zero Coupon, 12/22/2025 (g)	2,300	2,859
Automobiles — 0.1%
Ford Motor Co. Zero Coupon, 3/15/2026	9,331	9,168
Banks — 0.2%
Barclays Bank plc (United Kingdom) Series MSFT, 1.00%, 2/16/2029	11,518	12,210

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Banks — continued
BofA Finance LLC 0.60%, 5/25/2027	7,885	7,653
Morgan Stanley Finance LLC Series 0001, Zero Coupon, 3/21/2028	3,000	3,105
		22,968
Beverages — 0.1%
Davide Campari-Milano NV (Italy) 2.38%, 1/17/2029 (g)	7,100	7,721
Biotechnology — 0.2%
BioMarin Pharmaceutical, Inc. 1.25%, 5/15/2027	6,774	6,357
Exact Sciences Corp. 0.38%, 3/1/2028	4,466	4,096
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027	7,239	7,364
		17,817
Broadline Retail — 0.1%
JD.com, Inc. (China) 0.25%, 6/1/2029 (a)	793	829
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (a)	9,042	7,917
		8,746
Capital Markets — 0.1%
Orpar SA (France) 2.00%, 2/7/2031 (g)	4,700	5,014
Chemicals — 0.1%
Kansai Paint Co. Ltd. (Japan) Zero Coupon, 3/8/2029 (g)	820,000	5,784
Communications Equipment — 0.1%
Lumentum Holdings, Inc. 0.50%, 6/15/2028	7,105	6,803
Diversified Telecommunication Services — 0.0% ^
Cellnex Telecom SA (Spain) 0.50%, 7/5/2028 (g)	3,800	4,614
Electrical Equipment — 0.1%
Schneider Electric SE Series SUFP, 1.63%, 6/28/2031 (g)	8,200	9,936
Electronic Equipment, Instruments & Components — 0.1%
Ibiden Co. Ltd. (Japan) Zero Coupon, 3/14/2031 (g)	370,000	2,739
Taiyo Yuden Co. Ltd. (Japan) Zero Coupon, 10/18/2030 (g)	740,000	5,091
		7,830
Entertainment — 0.1%
Live Nation Entertainment, Inc. 2.88%, 1/15/2030 (a)	7,792	8,193
Financial Services — 0.3%
Affirm Holdings, Inc. 0.75%, 12/15/2029 (a)	4,459	4,170
Block, Inc. Zero Coupon, 5/1/2026	5,295	5,033
Citigroup Global Markets Funding Luxembourg SCA Zero Coupon, 3/15/2028 (g)	5,700	6,867
Citigroup Global Markets Holdings, Inc.
1.00%, 4/9/2029 (g)	5,400	5,871
0.80%, 2/5/2030 (g)	8,000	9,253
Global Payments, Inc. 1.50%, 3/1/2031	1,645	1,440
Shift4 Payments, Inc. 0.50%, 8/1/2027	3,014	3,199
		35,833

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Health Care Equipment & Supplies — 0.1%
Dexcom, Inc. 0.38%, 5/15/2028	8,714	8,077
Envista Holdings Corp. 1.75%, 8/15/2028	4,201	3,855
		11,932
Health Care Providers & Services — 0.0% ^
Fresenius SE & Co. KGaA (Germany) 0.00%, 3/11/2028 (g)	2,600	3,173
Hotels, Restaurants & Leisure — 0.1%
Airbnb, Inc. Zero Coupon, 3/15/2026	7,571	7,261
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028	5,066	4,478
		11,739
Household Durables — 0.0% ^
Meritage Homes Corp. 1.75%, 5/15/2028	1,561	1,507
Industrial REITs — 0.0% ^
Rexford Industrial Realty LP 4.13%, 3/15/2029 (a)	4,984	4,867
Interactive Media & Services — 0.1%
Snap, Inc.
0.75%, 8/1/2026	3,508	3,359
0.50%, 5/1/2030	2,659	2,216
		5,575
IT Services — 0.2%
Akamai Technologies, Inc. 1.13%, 2/15/2029	5,594	5,228
Cloudflare, Inc. Zero Coupon, 8/15/2026	6,165	6,852
Okta, Inc. 0.13%, 9/1/2025	3,470	3,418
Shopify, Inc. (Canada) 0.13%, 11/1/2025	3,227	3,248
		18,746
Life Sciences Tools & Services — 0.0% ^
QIAGEN NV 2.50%, 9/10/2031 (g)	3,000	3,121
Machinery — 0.0% ^
Daifuku Co. Ltd. (Japan) Series 2028, Zero Coupon, 9/14/2028 (g)	280,000	2,449
Media — 0.0% ^
EchoStar Corp. 3.88% (PIK), 11/30/2030 (b)	487	467
Metals & Mining — 0.1%
JFE Holdings, Inc. (Japan) Zero Coupon, 9/28/2028 (g)	740,000	5,080
Multi-Utilities — 0.0% ^
CenterPoint Energy, Inc. 4.25%, 8/15/2026	1,273	1,398
Oil, Gas & Consumable Fuels — 0.1%
Eni SpA (Italy) 2.95%, 9/14/2030 (g)	6,500	7,528
Passenger Airlines — 0.0% ^
ANA Holdings, Inc. (Japan) Zero Coupon, 12/10/2031 (g)	400,000	3,076
Pharmaceuticals — 0.0% ^
Jazz Investments I Ltd. 2.00%, 6/15/2026	2,595	2,639
Professional Services — 0.0% ^
Parsons Corp. 2.63%, 3/1/2029	3,855	3,953

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Real Estate Management & Development — 0.0% ^
LEG Immobilien SE (Germany) 0.40%, 6/30/2028 (g)	700	725
Semiconductors & Semiconductor Equipment — 0.3%
Microchip Technology, Inc. 0.75%, 6/1/2030 (a)	8,573	8,179
MKS, Inc. 1.25%, 6/1/2030	1,647	1,506
ON Semiconductor Corp. 0.50%, 3/1/2029	9,143	7,945
Rohm Co. Ltd. (Japan) Zero Coupon, 4/24/2029 (g)	600,000	4,055
STMicroelectronics NV (Singapore) Series B, Zero Coupon, 8/4/2027 (g)	5,400	5,135
		26,820
Software — 0.3%
Bentley Systems, Inc. 0.13%, 1/15/2026	6,487	6,383
BILL Holdings, Inc. Zero Coupon, 4/1/2030 (a)	4,141	3,443
Datadog, Inc. Zero Coupon, 12/1/2029 (a)	13,337	12,363
Dropbox, Inc. Zero Coupon, 3/1/2026	2,842	2,824
Unity Software, Inc. Zero Coupon, 11/15/2026	3,768	3,499
		28,512
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate HDD Cayman 3.50%, 6/1/2028	1,097	1,661
Total Convertible Bonds (Cost $295,251)		303,176
Loan Assignments — 0.7% (m)
Aerospace & Defense — 0.0% ^
Spirit AeroSystems, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.78%, 1/15/2027 (c)	234	234
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 2/28/2031 (c)	427	427
		661
Automobile Components — 0.1%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 1/31/2031 (c)	3,070	3,053
DexKo Global, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.19%, 10/4/2028 (c) (n)	1,000	953
		4,006
Beverages — 0.0% ^
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 3/31/2028 (c)	854	854
Broadline Retail — 0.0% ^
Shutterfly Finance LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 6.00%), 10.28%, 10/1/2027 (c)	99	98
Shutterfly Finance LLC, 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 1.00%), 5.32%, 10/1/2027 (c)	232	204
		302
Building Products — 0.0% ^
ACProducts Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 8.81%, 5/17/2028 (c)	225	165
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 3/19/2029 (c)	813	812
		977
Chemicals — 0.0% ^
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.28%, 6/12/2031 (c)	1,478	1,467
Venator Materials LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 10.00%), 14.26%, 1/16/2026 (c)	370	367

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Chemicals — continued
(3-MONTH CME TERM SOFR + 2.00%), 14.32%, 10/12/2028 (c)	606	493
Venator Materials LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 7/16/2026 (c)	370	366
		2,693
Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.18%, 5/12/2028 (c)	734	734
APi Group DE, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.08%, 1/3/2029 (c)	477	477
Camelot US Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.08%, 1/31/2031 (c)	265	261
Conservice Midco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 5/13/2030 (c)	417	417
Enviri Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.69%, 6/9/2028 (c)	463	456
Garda World Security Corp., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 2/1/2029 (c)	617	615
Guardian US Holdco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 7.80%, 1/31/2030 (c)	344	337
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.76%, 6/21/2028 (c)	2,658	2,655
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 6.33%, 10/15/2030 (c)	487	486
		6,438
Construction & Engineering — 0.0% ^
Osmose Utilities Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.69%, 6/23/2028 (c)	772	770
Pike Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.44%, 1/21/2028 (c)	810	813
		1,583
Consumer Staples Distribution & Retail — 0.1%
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡ (c)	2,805	2,218
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50%), 15.91%, 6/30/2026 ‡ (c)	79	79
Moran Foods LLC, 1st Lien Term Loan (12-MONTH CME TERM SOFR + 8.50%), 12.70%, 1/2/2029 ‡ (c)	663	663
Moran Foods LLC, 1st Lien Term Loan A (12-MONTH CME TERM SOFR + 2.50%), 6.28%, 1/2/2029 ‡ (c)	759	759
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡ (c)	3,895	1,878
Utz Quality Foods LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 1/29/2032 (c)	211	210
		5,807
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 8/4/2027 (c)	984	984
Ring Container Technologies Group LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.08%, 8/14/2028 (c)	436	436
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 9/15/2028 (c)	586	566
		1,986
Diversified Consumer Services — 0.0% ^
St. George's University Scholastic Services LLC, 1st Lien Term Loan (Canada) (3-MONTH CME TERM SOFR + 2.75%), 7.06%, 2/12/2029 (c)	742	730
Diversified Telecommunication Services — 0.0% ^
Altice Financing SA, 1st Lien Term Loan (Luxembourg) (3-MONTH CME TERM SOFR + 5.00%), 9.26%, 10/29/2027 (c)	675	560
Altice France SA, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 5.50%), 9.76%, 8/15/2028 (c)	282	259
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 6.79%, 4/16/2029 (c)	316	312
Lumen Technologies, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.35%), 6.79%, 4/15/2030 (c)	323	319
		1,450

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Electric Utilities — 0.0% ^
Astoria Energy LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.67%, 12/10/2027 (c)	191	191
Constellation Renewables LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.56%, 12/15/2027 (c)	832	831
		1,022
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 3/2/2027 (c)	1,151	1,150
Electronic Equipment, Instruments & Components — 0.0% ^
Ingram Micro, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 9/19/2031 (c)	280	281
Entertainment — 0.0% ^
Crown Finance US, Inc., 1st Lien Term Loan (United Kingdom) (1-MONTH CME TERM SOFR + 5.25%), 9.58%, 12/2/2031 (c)	1,000	1,000
WMG Acquisition Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 6.08%, 1/24/2031 (c)	1,178	1,176
		2,176
Food Products — 0.0% ^
B&G Foods, Inc., 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 3.50%), 7.83%, 10/10/2029 (c)	440	402
Ground Transportation — 0.0% ^
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 7/21/2028 (c)	638	638
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 7/21/2028 (c)	195	195
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.94%, 6/30/2028 (c)	1,500	1,239
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.50%), 7.94%, 6/30/2028 (c)	294	242
		2,314
Health Care Equipment & Supplies — 0.0% ^
Avantor Funding, Inc., 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 2.00%), 6.43%, 11/8/2027 (c)	50	51
Bausch + Lomb Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.68%, 5/10/2027 (c)	750	747
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 10/23/2028 (c)	379	378
		1,176
Health Care Providers & Services — 0.1%
ICON Luxembourg SARL, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 7/3/2028 (c)	156	157
MED ParentCo LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.83%, 4/15/2031 (c)	750	752
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 11/15/2028 (c)	976	975
PRA Health Sciences, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 7/3/2028 (c)	39	39
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 9.44%, 6/28/2028 (c)	2,166	2,039
		3,962
Hotels, Restaurants & Leisure — 0.0% ^
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 8/3/2028 (c)	919	916
Household Durables — 0.0% ^
KDC/ONE Development Corp., Inc., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 4.00%), 8.33%, 8/15/2028 (c)	330	330
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.68%, 8/21/2028 (c)	614	612
Asurion LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 3.25%), 7.69%, 7/30/2027 (c)	341	339
Asurion LLC, 2nd Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 5.25%), 9.69%, 1/31/2028 (c)	535	516

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Insurance — continued
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.77%, 6/20/2030 (c)	1,635	1,634
USI, Inc., 1st Lien Term Loan D (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 11/21/2029 (c)	413	411
		3,512
IT Services — 0.0% ^
Arches Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.68%, 12/6/2027 (c)	195	191
Nielsen Consumer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.83%, 3/6/2028 (c)	406	405
Virtusa Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 2/15/2029 (c)	432	432
		1,028
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 1/31/2025 ‡ (i) (k)	2,243	22
Machinery — 0.0% ^
Star US Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.08%, 3/17/2027 (c)	897	896
TK Elevator Midco GmbH, 1st Lien Term Loan B-1 (Germany) (3-MONTH CME TERM SOFR + 3.00%), 7.24%, 4/30/2030 (c)	358	358
		1,254
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.44%, 8/23/2028 (c)	570	558
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.83%, 1/18/2028 (c) (n)	1,000	986
DIRECTV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.54%, 8/2/2027 (c)	31	31
EW Scripps Co. (The), 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.35%), 7.80%, 11/30/2029 (c)	175	157
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 10.21%, 5/1/2029 (c)	1,691	1,383
		3,115
Oil, Gas & Consumable Fuels — 0.0% ^
Buckeye Partners LP, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 1.75%), 6.08%, 11/2/2026 (c)	184	184
Buckeye Partners LP, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 1.75%), 6.08%, 11/22/2030 (c)	254	254
WhiteWater Whistler Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 2/15/2030 (c)	564	562
		1,000
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.19%, 5/17/2028 (c)	590	415
Pharmaceuticals — 0.0% ^
Jazz Financing Lux SARL, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 5/5/2028 (c)	370	370
Professional Services — 0.0% ^
Ensemble RCM LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.28%, 8/1/2029 (c)	1,026	1,027
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/27/2031 (c)	1,520	1,517
		2,544
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.75%, 2/1/2030 (c)	251	235
Software — 0.1%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 2/15/2029 (c)	260	259
DCert Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.33%, 10/16/2026 (c)	269	265
DCert Buyer, Inc., 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 7.00%), 11.33%, 2/16/2029 (c)	220	190
Project Boost Purchaser LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 7/16/2031 (c)	749	747
Proofpoint, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 8/31/2028 (c)	552	551
RealPage, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.56%, 4/24/2028 (c)	280	277

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — continued
Skopima Consilio Parent LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.08%, 5/12/2028 (c)	938	934
Thoughtworks, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.94%, 3/24/2028 (c)	182	180
UKG, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 2/10/2031 (c)	1,167	1,169
		4,572
Specialty Retail — 0.1%
Claire's Stores, Inc., 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 6.50%), 10.73%, 12/18/2026 (c)	7,427	4,728
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.19%, 3/9/2028 (c)	612	455
Park River Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.80%, 12/28/2027 (c)	817	784
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.81%, 3/3/2028 (c)	1,378	1,274
Queen MergerCo, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.28%, 4/30/2032 (c)	185	186
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50%), 11.91%, 6/29/2028 (c)	90	82
Staples, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.75%), 10.03%, 8/23/2029 (c)	1,147	1,024
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 10/19/2029 (c)	650	643
		9,176
Total Loan Assignments (Cost $75,382)		68,459
	SHARES (000)
Exchange-Traded Funds — 0.6%
Fixed Income — 0.6%
Invesco Preferred ETF	277	3,039
iShares 0-5 Year High Yield Corporate Bond ETF	442	18,895
SPDR Bloomberg Convertible Securities ETF	310	24,693
SPDR Bloomberg High Yield Bond ETF	55	5,323
SPDR Bloomberg Short Term High Yield Bond ETF	287	7,235
Total Exchange-Traded Funds (Cost $55,921)		59,185
	PRINCIPAL AMOUNT ($000)
Asset-Backed Securities — 0.3%
Bear Stearns Asset-Backed Securities Trust Series 2004-SD1, Class M2, 5.82%, 12/25/2042 (h)	784	673
Carrington Mortgage Loan Trust Series 2006-NC1, Class M2, 5.07%, 1/25/2036 (i)	18,441	16,044
Fieldstone Mortgage Investment Trust Series 2006-2, Class 2A3, 4.98%, 7/25/2036 (i)	—	—
Fremont Home Loan Trust Series 2006-1, Class 1A1, 4.75%, 4/25/2036 (i)	—	—
GSAMP Trust
Series 2006-FM3, Class A1, 4.72%, 11/25/2036 (i)	—	—
Series 2007-HE1, Class A2C, 4.74%, 3/25/2047 (i)	8,057	7,564
Home Equity Mortgage Loan Asset-Backed Trust Series 2004-B, Class M2, 4.55%, 11/25/2034 (i)	350	341
Long Beach Mortgage Loan Trust Series 2004-3, Class M1, 5.29%, 7/25/2034 (i)	536	529
New Century Home Equity Loan Trust
Series 2003-5, Class AI7, 4.85%, 11/25/2033 (i)	—	—
Series 2005-1, Class M6, 5.64%, 3/25/2035 (i)	3,955	3,676
Option One Mortgage Loan Trust Series 2004-3, Class M2, 5.29%, 11/25/2034 (i)	360	375
RAMP Trust Series 2005-EFC6, Class M4, 5.32%, 11/25/2035 (i)	2,540	2,415
Saxon Asset Securities Trust Series 2002-3, Class AF6, 5.41%, 5/25/2031 (h)	517	518

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Securitized Asset-Backed Receivables LLC Trust
Series 2006-NC3, Class A1, 4.72%, 9/25/2036 (i)	—	—
Series 2006-WM2, Class A2A, 4.76%, 9/25/2036 (i)	—	—
Terwin Mortgage Trust Series 2006-3, Class 2A2, 4.86%, 4/25/2037 (a) (i)	861	840
Total Asset-Backed Securities (Cost $33,044)		32,975
	SHARES (000)
Common Stocks — 0.1%
Aerospace & Defense — 0.0% ^
Incora Top Holdco LLC ‡ *	1	15
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	21,191,575	21
MYT Holding LLC ‡ *	1,412	353
NMG Parent LLC ‡ *	47	1,205
		1,579
Chemicals — 0.0% ^
Venator Materials plc ‡ *	—	55
Commercial Services & Supplies — 0.0% ^
Remington LLC ‡ *	10,425	—
Distributors — 0.0% ^
Incora Intermediate II LLC ‡ *	19	378
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity ‡ *	36	527
Health Care Providers & Services — 0.0% ^
International Oncology Care, Inc. ‡ *	158	2,374
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	22	—
Media — 0.0% ^
iHeartMedia, Inc., Class A *	71	92
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	5	1,046
Pharmaceuticals — 0.0% ^
Mallinckrodt plc (Luxembourg) ‡ *	5	413
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (o)	6	—
NMG, Inc. ‡ *	5	719
Rite Aid ‡ *	1	— (j)
Serta Simmons Bedding LLC ‡ *	22	230
		949
Wireless Telecommunication Services — 0.1%
Intelsat SA (Luxembourg) ‡ *	130	5,261
Total Common Stocks (Cost $12,661)		12,689

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 0.0% ^
Harvest Commercial Capital Loan Trust Series 2019-1, Class M4, 4.64%, 9/25/2046 (a) (i) (Cost $3,553)	3,555	3,311
	SHARES (000)
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $2,134)	2,223	2,835
Convertible Preferred Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (o) (Cost $8,014)	6	—
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Expand Energy Corp. expiring 2/9/2026, price 29.99 USD (United States) * (Cost $— (j))	—	—
	SHARES (000)
Short-Term Investments — 43.5%
Investment Companies — 42.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (p) (q) (Cost $4,452,454)	4,451,564	4,452,454
	PRINCIPAL AMOUNT ($000)
Repurchase Agreements — 0.6%
BofA Securities, Inc., 4.75%, dated 5/31/2025, due 9/30/2025, repurchase price $66,046, collateralized by Asset-Backed Securities, 0.00% - 7.15%, due 4/15/2030 - 7/17/2046, Collateralized Mortgage Obligations, 0.00% - 6.42%, due 5/25/2030 - 2/25/2065, Corporate Notes & Bonds, 0.00%, due 4/15/2026 - 1/28/2030 and FNMA, 10.32% - 11.32%, due 10/25/2041 - 4/25/2042, with the value of $70,471. (Cost $65,000)	65,000	65,000
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bills, 4.23%, 6/26/2025 (r) (s) (Cost $25,283)	25,357	25,286
Total Short-Term Investments (Cost $4,542,737)		4,542,740
Total Investments — 104.4% (Cost $10,891,310)		10,905,376
Liabilities in Excess of Other Assets — (4.4)%		(458,476)
NET ASSETS — 100.0%		10,446,900

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2025 is $62,265 or 0.60% of the Fund’s net assets as of May 31, 2025.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2025.

(g)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(j)	Value is zero.
(k)	Defaulted security.
(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of May 31, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of May 31, 2025.
(r)	The rate shown is the effective yield as of May 31, 2025.
(s)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
TBA Short Commitment

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 5.00%, 6/25/2055 (a)	(458,000)	(443,278)
(Proceeds received of $441,693)		(443,278)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of May 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	6,414	09/30/2025	USD	1,331,005	1,625
U.S. Treasury 5 Year Note	3,128	09/30/2025	USD	338,753	1,645
					3,270
Short Contracts
U.S. Treasury 10 Year Note	(3,961)	09/19/2025	USD	(439,300)	(2,183)
U.S. Treasury Ultra Bond	(1,685)	09/19/2025	USD	(195,987)	(3,445)
U.S. Treasury 5 Year Note	(13)	09/30/2025	USD	(1,408)	(9)
					(5,637)
					(2,367)

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of May 31, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	2,733	USD	3,043	Barclays Bank plc	6/2/2025	59
EUR	58,803	USD	66,717	BNP Paribas	6/2/2025	51
USD	63,793	EUR	55,843	Citibank, NA	6/2/2025	386
USD	980	EUR	861	Goldman Sachs International	6/2/2025	3
USD	6,470	JPY	919,425	Citibank, NA	6/2/2025	81
USD	21,578	JPY	3,065,318	HSBC Bank, NA	6/2/2025	275
USD	27,902	JPY	3,984,743	Goldman Sachs International	7/3/2025	116
Total unrealized appreciation						971
JPY	3,984,743	USD	27,804	Goldman Sachs International	6/2/2025	(112)
USD	5,411	EUR	4,832	Citibank, NA	6/2/2025	(75)
USD	66,851	EUR	58,803	BNP Paribas	7/3/2025	(46)
Total unrealized depreciation						(233)
Net unrealized appreciation						738

Abbreviations
EUR	Euro

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
JPY	Japanese Yen
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of May 31, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.50	USD14,170	2,772	(2,609)	163
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.50	USD6,970	1,309	(1,229)	80
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.50	USD13,370	3,973	(3,820)	153
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.50	USD6,600	1,840	(1,764)	76
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.50	USD13,230	3,366	(3,214)	152
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	N/A	USD6,900	5,854	(5,854)	—
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	N/A	USD10,550	8,434	(8,434)	—
							27,548	(26,924)	624

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
ABX	Asset-Backed Securities Index
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.42-V1	1.00	Quarterly	12/20/2029	1.53	USD 91,630	2,225	(438)	1,787
CDX.NA.EM.43-V1	1.00	Quarterly	6/20/2030	1.72	USD 45,550	2,093	(729)	1,364
Kohls Corp., 3.38%, 05/01/2031	1.00	Quarterly	6/20/2027	8.16	USD 9,220	640	530	1,170
						4,958	(637)	4,321
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.51	USD 37,000	(1,917)	(736)	(2,653)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.51	USD 44,880	(2,313)	(905)	(3,218)
CDX.NA.IG.43-V1	1.00	Quarterly	12/20/2029	0.50	USD 45,555	(896)	(138)	(1,034)
CDX.NA.IG.44-V1	0.00	QuarterlyQuarterly	6/20/2030	0.56	USD 45,800	(738)	(273)	(1,011)
CDX.NA.IG.44-V1	1.00	Quarterly	6/20/2030	0.56	USD 365,700	(7,002)	(1,069)	(8,071)
iTraxx.Europe.Main.43-V1	1.00	Quarterly	6/20/2030	0.58	EUR 116,850	(2,516)	(418)	(2,934)
						(15,382)	(3,539)	(18,921)
						(10,424)	(4,176)	(14,600)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of May 31, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Federative Republic of Brazil, 3.75%, 09/12/2031	1.00	Quarterly	6/20/2025	0.42	USD45,090	9	96	105
Kohls Corp., 3.38%, 05/01/2031	1.00	Quarterly	6/20/2030	12.36	USD9,220	(2,398)	(892)	(3,290)
						(2,389)	(796)	(3,185)

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of May 31, 2025 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	27,548	624

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$32,975	$—	$32,975
Collateralized Mortgage Obligations	—	481,317	4	481,321
Commercial Mortgage-Backed Securities	—	3,311	—	3,311
Common Stocks
Aerospace & Defense	—	—	15	15
Broadline Retail	—	—	1,579	1,579
Chemicals	—	—	55	55
Commercial Services & Supplies	—	—	— (a)	— (a)
Distributors	—	—	378	378
Health Care Equipment & Supplies	—	—	527	527
Health Care Providers & Services	—	—	2,374	2,374
Machinery	—	—	— (a)	— (a)
Media	92	—	—	92
Oil, Gas & Consumable Fuels	1,046	—	—	1,046
Pharmaceuticals	—	—	413	413
Specialty Retail	—	—	949	949
Wireless Telecommunication Services	—	—	5,261	5,261
Total Common Stocks	1,138	—	11,551	12,689
Convertible Bonds	—	303,176	—	303,176
Convertible Preferred Stocks	—	—	—(a )	—(a )
Corporate Bonds
Aerospace & Defense	—	804	318	1,122
Automobile Components	—	28,761	—	28,761
Automobiles	—	326,755	—	326,755
Banks	—	1,761,002	—	1,761,002
Beverages	—	86,946	—	86,946
Biotechnology	—	1,803	—	1,803
Broadline Retail	—	3,660	—	3,660
Building Products	—	16,132	—	16,132
Capital Markets	—	328,087	—	328,087
Chemicals	—	14,767	—	14,767
Commercial Services & Supplies	—	18,594	—	18,594
Communications Equipment	—	4,068	—	4,068

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Construction & Engineering	$—	$1,851	$—	$1,851
Construction Materials	—	942	—	942
Consumer Finance	—	786,816	—	786,816
Consumer Staples Distribution & Retail	—	47,486	— (a)	47,486
Containers & Packaging	—	2,096	—	2,096
Diversified Consumer Services	—	681	—	681
Diversified Telecommunication Services	—	34,418	—	34,418
Electric Utilities	—	92,312	—	92,312
Electrical Equipment	—	1,948	—	1,948
Electronic Equipment, Instruments & Components	—	1,226	—	1,226
Energy Equipment & Services	—	1,137	—	1,137
Entertainment	—	7,696	—	7,696
Financial Services	—	164,029	—	164,029
Food Products	—	1,627	—	1,627
Gas Utilities	—	571	—	571
Ground Transportation	—	20,583	114	20,697
Health Care Equipment & Supplies	—	6,318	—	6,318
Health Care Providers & Services	—	74,995	—	74,995
Health Care Technology	—	4,184	—	4,184
Hotel & Resort REITs	—	4,785	—	4,785
Hotels, Restaurants & Leisure	—	26,615	—	26,615
Household Durables	—	5,346	—	5,346
Household Products	—	4,681	—	4,681
Industrial Conglomerates	—	22,916	—	22,916
Insurance	—	34,028	—	34,028
Interactive Media & Services	—	557	—	557
IT Services	—	1,438	—	1,438
Leisure Products	—	1,058	—	1,058
Machinery	—	26,216	—	26,216
Media	—	38,704	—	38,704
Metals & Mining	—	31,083	—	31,083
Multi-Utilities	—	24,527	—	24,527
Oil, Gas & Consumable Fuels	—	93,736	19	93,755
Passenger Airlines	—	4,288	—	4,288
Personal Care Products	—	1,612	— (a)	1,612
Pharmaceuticals	—	81,912	—	81,912
Real Estate Management & Development	—	1,025	—	1,025
Semiconductors & Semiconductor Equipment	—	6,951	—	6,951
Software	—	40,334	—	40,334
Specialized REITs	—	61,408	—	61,408
Specialty Retail	—	31,814	— (b)	31,814
Technology Hardware, Storage & Peripherals	—	2,299	—	2,299
Tobacco	—	10,047	—	10,047
Trading Companies & Distributors	—	8,381	—	8,381
Wireless Telecommunication Services	—	1,336	—	1,336
Total Corporate Bonds	—	4,409,392	451	4,409,843
Exchange-Traded Funds	59,185	—	—	59,185

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Loan Assignments
Aerospace & Defense	$—	$661	$—	$661
Automobile Components	—	4,006	—	4,006
Beverages	—	854	—	854
Broadline Retail	—	302	—	302
Building Products	—	977	—	977
Chemicals	—	2,693	—	2,693
Commercial Services & Supplies	—	6,438	—	6,438
Construction & Engineering	—	1,583	—	1,583
Consumer Staples Distribution & Retail	—	210	5,597	5,807
Containers & Packaging	—	1,986	—	1,986
Diversified Consumer Services	—	730	—	730
Diversified Telecommunication Services	—	1,450	—	1,450
Electric Utilities	—	1,022	—	1,022
Electrical Equipment	—	1,150	—	1,150
Electronic Equipment, Instruments & Components	—	281	—	281
Entertainment	—	2,176	— (a)	2,176
Food Products	—	402	—	402
Ground Transportation	—	2,314	—	2,314
Health Care Equipment & Supplies	—	1,176	—	1,176
Health Care Providers & Services	—	3,962	—	3,962
Hotels, Restaurants & Leisure	—	916	—	916
Household Durables	—	330	—	330
Insurance	—	3,512	—	3,512
IT Services	—	1,028	—	1,028
Leisure Products	—	—	22	22
Machinery	—	1,254	—	1,254
Media	—	3,115	—	3,115
Oil, Gas & Consumable Fuels	—	1,000	—	1,000
Personal Care Products	—	415	—	415
Pharmaceuticals	—	370	—	370
Professional Services	—	2,544	—	2,544
Semiconductors & Semiconductor Equipment	—	235	—	235
Software	—	4,572	—	4,572
Specialty Retail	—	9,176	—	9,176
Total Loan Assignments	—	62,840	5,619	68,459
Mortgage-Backed Securities	—	462,471	—	462,471
Preferred Stocks	—	—	2,835	2,835
U.S. Treasury Obligations	—	526,371	—	526,371
Warrants	— (a)	—	—	— (a)
Short-Term Investments
Investment Companies	4,452,454	—	—	4,452,454
Repurchase Agreements	—	65,000	—	65,000
U.S. Treasury Obligations	—	25,286	—	25,286
Total Short-Term Investments	4,452,454	90,286	—	4,542,740
Total Investments in Securities	$4,512,777	$6,372,139	$20,460	$10,905,376

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Liabilities
TBA Short Commitment	$—	$(443,278)	$—	$(443,278)
Total Liabilities in Securities Sold Short	$—	$(443,278)	$—	$(443,278)
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$971	$—	$971
Futures Contracts	3,270	—	—	3,270
Swaps	—	626	—	626
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(233)	$—	$(233)
Futures Contracts	(5,637)	—	—	(5,637)
Swaps	—	(32,522)	—	(32,522)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(2,367)	$(31,158)	$—	$(33,525)

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.
There were no significant transfers into or out of level 3 for the period ended May 31, 2025.
As of May 31, 2025, the Fund held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc. - Common Stocks	11/28/2018	$4,973	$— (a)	0.0%
Claire's Stores, Inc. - Convertible Preferred Stocks	10/3/2018	8,014	— (a)	0.0%
		$12,987	$— (a)

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$4,990,276	$2,429,573	$2,966,297	$(140)	$(958)	$4,452,454	4,451,564	$55,129	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.